Valuation And Qualifying Accounts (Allowance For Doubtful Accounts) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation And Qualifying Accounts
Balance at Beginning of Period	$ 878	$ 957	$ 1,202
Charged to Costs and Expenses	1,117	1,136	1,334
Charged to Other Accounts	48	38	(28)
Acquisitions	0	0	0
Deductions	1,496	1,253	1,551
Balance at End of Period	$ 547	$ 878	$ 957